Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.5%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 0.77% (A), 04/25/2034	$ 35,265	$ 35,282
Adams Mill CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.10%, 1.38% (A), 07/15/2026 (B)	2,366,861	2,354,764
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.39%, 0.54% (A), 03/25/2036	128,738	127,498
Anchorage Capital CLO 16, Ltd.
Series 2020-16A, Class A,
3-Month LIBOR + 1.40%, 0.00% (A), 10/20/2031 (B) (C)	4,300,000	4,300,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.38%, 0.53% (A), 02/25/2036	2,459,945	2,236,983
Aurium CLO II DAC
Series 2A, Class AR,
3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B)	EUR 3,600,000	4,218,768
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 1.00% (A), 04/16/2026 (B)	$ 172,964	172,899
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	EUR 6,000,000	7,013,996
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 0.80% (A), 03/25/2035	$ 527,160	527,363
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 1.15% (A), 06/25/2035	179,795	179,537
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.39% (A), 12/25/2036	12,687,574	11,159,654
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 0.81% (A), 10/25/2032	5,476	5,432
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 1.12% (A), 06/25/2034	1,660,150	1,670,979
Series 2006-SD3, Class 21A1,
3.44% (A), 07/25/2036	69,645	69,786

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A1AR,
3-Month LIBOR + 0.78%, 1.05% (A), 07/18/2027 (B)	$ 2,635,128	$ 2,618,859
Cent CLO 19, Ltd.
Series 2013-19A, Class A1A,
3-Month LIBOR + 1.33%, 1.60% (A), 10/29/2025 (B)	1,962,173	1,960,075
Chesapeake Funding II LLC
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	3,954,964	4,012,345
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 1.10% (A), 10/25/2027 (B)	8,094,059	8,036,948
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 1.50% (A), 10/25/2037 (B)	3,303,059	3,312,452
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 1.09% (A), 10/25/2034	4,355,649	4,282,672
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 0.31% (A), 12/25/2036 (B)	8,128,727	5,634,517
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 0.32% (A), 05/25/2037	192,649	192,124
Series 2007-FS1, Class 1A1,
4.39%, 10/25/2037 (B)	2,604,691	2,743,096
Countrywide Asset-Backed Certificates
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 0.29% (A), 04/25/2047	3,134,050	3,033,639
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 0.29% (A), 06/25/2047	8,538,881	7,811,625
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 0.30% (A), 06/25/2047	1,798,050	1,778,657
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 0.29% (A), 08/25/2037	3,895,486	3,830,275
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 1.72% (A), 11/25/2034	2,500,000	2,426,036
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.18% (A), 10/15/2027 (B)	6,379,369	6,339,760
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/16/2024 (B)	8,100,000	8,323,142
Exantis Capital Corp.
Series 2020-RSO9, Class C,
4.43%, 04/17/2037	4,000,000	4,000,000

Transamerica Series Trust	Page 1

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.32% (A), 01/21/2028 (B)	$ 6,631,654	$ 6,590,000
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 1.47% (A), 12/25/2034	2,858,595	2,371,023
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 1.36% (A), 10/22/2025 (B)	1,467,347	1,463,338
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 0.75% (A), 11/25/2032	1,283	1,129
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 0.93% (A), 10/25/2034	2,827,122	2,793,560
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 0.37% (A), 04/25/2037	1,355,405	1,156,053
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 1.17% (A), 01/14/2028 (B)	5,227,667	5,190,310
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.28% (A), 05/15/2028 (B)	5,903,514	5,874,042
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 1.30% (A), 08/25/2037	3,011,017	2,789,886
Monarch Grove CLO Trust
Series 2018-1A, Class A1,
3-Month LIBOR + 0.88%, 1.12% (A), 01/25/2028 (B)	4,801,050	4,743,855
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 1.08% (A), 11/25/2034	1,066,676	1,061,363
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 0.91% (A), 07/25/2035	1,667,099	1,682,587
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 0.40% (A), 03/25/2037	2,685,334	1,493,742
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 1.47% (A), 04/18/2025 (B)	1,004,483	1,002,061
OCP CLO, Ltd.
Series 2015-9A, Class A1R,
3-Month LIBOR + 0.80%, 1.08% (A), 07/15/2027 (B)	3,359,438	3,344,677

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 1.13% (A), 07/15/2027 (B)	$ 3,948,543	$ 3,907,711
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A,
3.43%, 12/16/2024 (B)	5,609,437	5,680,176
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 0.29% (A), 03/25/2037	4,873,846	3,771,466
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 0.37% (A), 05/25/2037	7,575,802	5,583,726
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.42%, 0.57% (A), 12/25/2035	7,100,000	6,961,791
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 0.56% (A), 01/25/2036	879,158	876,922
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 0.31% (A), 11/25/2036	701,724	709,319
Santander Drive Auto Receivables Trust
Series 2020-2, Class A2A,
0.62%, 05/15/2023	2,500,000	2,503,212
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 0.80% (A), 12/15/2025 (B)	3,573,400	3,558,928
SoFi Professional Loan Program LLC
Series 2018-A, Class A2A,
2.39%, 02/25/2042 (B)	22,143	22,158
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 0.97% (A), 06/25/2035	67,633	68,635
Series 2006-OPT2, Class A3,
1-Month LIBOR + 0.18%, 0.33% (A), 05/25/2036	318,822	318,516
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 0.26% (A), 02/25/2037	1,196,405	437,097
Structured Asset Investment Loan Trust
Series 2005-9, Class M1,
1-Month LIBOR + 0.42%, 0.57% (A), 11/25/2035	6,000,000	5,823,542
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 1.07% (A), 07/20/2027 (B)	6,047,141	6,006,564
TICP CLO III, Ltd.
Series 2018-3R, Class A,
3-Month LIBOR + 0.84%, 1.11% (A), 04/20/2028 (B)	5,399,469	5,353,941
Tralee CLO, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 1.38% (A), 10/20/2028 (B)	7,900,000	7,818,448

Transamerica Series Trust	Page 2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	$ 14,061	$ 14,678
Series 2004-20C, Class 1,
4.34%, 03/01/2024	117,835	122,633
Series 2008-20L, Class 1,
6.22%, 12/01/2028	426,171	476,171
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 1.06% (A), 02/28/2026 (B)	4,799,247	4,748,754
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR,
3-Month LIBOR + 0.85%, 1.13% (A), 01/15/2028 (B)	5,924,011	5,849,392
Venture XX CLO, Ltd.
Series 2015-20A, Class AR,
3-Month LIBOR + 0.82%, 1.10% (A), 04/15/2027 (B)	3,636,214	3,611,677
Voya CLO, Ltd.
Series 2014-3A, Class A1R,
3-Month LIBOR + 0.72%, 0.96% (A), 07/25/2026 (B)	2,196,940	2,188,457
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 0.84% (A), 10/25/2035	3,796,000	3,594,854
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 0.40% (A), 04/25/2037	3,965,667	2,049,593

Total Asset-Backed Securities (Cost $215,087,723)		228,025,150

CORPORATE DEBT SECURITIES - 42.6%
Aerospace & Defense - 0.2%
Spirit AeroSystems, Inc.
3.95%, 06/15/2023	4,200,000	3,727,500
Textron, Inc.
2.45%, 03/15/2031	800,000	794,947

		4,522,447

Airlines - 0.7%
Continental Airlines Pass-Through Trust
4.15%, 10/11/2025	1,605,899	1,573,634
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	5,424,430	5,424,951
JetBlue Pass-Through Trust
2.75%, 11/15/2033	3,556,106	3,481,961
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	4,437,986	3,683,529

		14,164,075

Automobiles - 0.7%
BMW Finance NV
2.25%, 08/12/2022 (B)	6,700,000	6,916,678
Nissan Motor Co., Ltd.
4.81%, 09/17/2030 (B)	5,400,000	5,432,426
Volkswagen Bank GmbH
1.88%, 01/31/2024, MTN (D)	EUR 2,300,000	2,806,145

		15,155,249

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 10.4%
AIB Group PLC
4.75%, 10/12/2023 (B)	$ 6,600,000	$ 7,168,579
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/2023	1,600,000	1,599,152
1.13%, 09/18/2025	1,600,000	1,590,458
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (D) (E) (F)	EUR 1,600,000	243,870
4.00%, 01/21/2019, MTN (D) (E)	800,000	121,935
Banco Santander SA
3.85%, 04/12/2023	$ 6,800,000	7,259,766
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025, MTN	5,100,000	5,098,827
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 1.23% (A), 07/20/2023 (B)	8,000,000	8,098,276
Barclays Bank PLC
7.63%, 11/21/2022	3,100,000	3,409,877
10.18%, 06/12/2021 (B)	5,520,000	5,807,641
Barclays PLC
3-Month LIBOR + 1.63%, 1.90% (A), 01/10/2023	5,200,000	5,237,411
3-Month LIBOR + 2.11%, 2.35% (A), 08/10/2021	5,200,000	5,287,111
Fixed until 09/15/2023 (G), 7.75% (A)	6,500,000	6,716,450
Fixed until 09/15/2022 (G), 7.88% (A) (D)	GBP 3,000,000	3,942,662
BBVA USA
2.50%, 08/27/2024	$ 4,000,000	4,163,212
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	5,400,000	5,399,336
Canadian Imperial Bank of Commerce
0.95%, 06/23/2023	5,400,000	5,448,546
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.68% (A), 09/01/2023	4,300,000	4,371,595
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,400,000	8,387,076
Fixed until 06/29/2021 (G), 6.63% (A) (D)	EUR 3,200,000	3,864,394
ING Groep NV
4.63%, 01/06/2026 (B)	$900,000	1,055,583
JPMorgan Chase & Co.
Fixed until 04/23/2023, 3.56% (A), 04/23/2024	1,100,000	1,179,530
3.90%, 07/15/2025	6,150,000	6,956,417
Lloyds Bank PLC
7.50% (H), 04/02/2032, MTN (D)	9,600,000	7,803,241
Lloyds Banking Group PLC
Fixed until 03/17/2022, 2.86% (A), 03/17/2023	5,400,000	5,550,428
4.05%, 08/16/2023	5,100,000	5,519,123
Fixed until 06/27/2023 (G), 7.63% (A) (D)	GBP 2,500,000	3,346,263
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	$ 5,100,000	5,531,337
3.46%, 03/02/2023	4,900,000	5,220,637
Mizuho Financial Group, Inc.
Fixed until 07/10/2023, 1.24% (A), 07/10/2024	5,400,000	5,442,396
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	8,100,000	8,808,750
Natwest Group PLC
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	5,000,000	5,178,510

Transamerica Series Trust	Page 3

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Natwest Group PLC (continued)
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	$ 5,000,000	$ 5,389,131
Fixed until 08/15/2021 (G), 8.63% (A)	3,800,000	3,895,000
NatWest Markets PLC
0.63%, 03/02/2022, MTN (D)	EUR 5,800,000	6,831,272
Santander UK PLC
3.75%, 11/15/2021	$ 8,100,000	8,385,182
Societe Generale SA
4.25%, 09/14/2023 (B)	6,500,000	7,033,701
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	5,300,000	5,397,467
Synchrony Bank
3.65%, 05/24/2021	6,900,000	7,004,599
UniCredit SpA
6.57%, 01/14/2022 (B)	7,000,000	7,428,528
7.83%, 12/04/2023 (B)	5,650,000	6,614,887
Wells Fargo & Co.
3-Month LIBOR + 1.23%, 1.49% (A), 10/31/2023	2,000,000	2,024,914
2.63%, 07/22/2022, MTN	5,400,000	5,598,709
Wells Fargo Bank NA
3.55%, 08/14/2023	5,100,000	5,521,270

		225,933,049

Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	5,700,000	6,831,770
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023	3,500,000	3,804,570
Molson Coors Beverage Co.
2.10%, 07/15/2021	2,400,000	2,428,714

		13,065,054

Biotechnology - 0.9%
AbbVie, Inc.
2.95%, 11/21/2026 (B)	6,400,000	6,971,055
3.38%, 11/14/2021	4,200,000	4,340,361
3.45%, 03/15/2022 (B)	300,000	311,169
3.75%, 11/14/2023	2,700,000	2,946,265
5.00%, 12/15/2021 (B)	1,200,000	1,251,298
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,740,584

		18,560,732

Capital Markets - 4.1%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 1.49% (A), 06/12/2024 (B)	6,600,000	6,653,785
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	7,232,214
Credit Suisse Group Funding Guernsey, Ltd.
3-Month LIBOR + 2.29%, 2.56% (A), 04/16/2021	5,300,000	5,361,406
3.45%, 04/16/2021	3,700,000	3,761,970
Deutsche Bank AG
3.15%, 01/22/2021	8,200,000	8,249,609
3.30%, 11/16/2022	4,500,000	4,653,694
3.38%, 05/12/2021	6,400,000	6,485,577
3.70%, 05/30/2024	8,200,000	8,591,500
4.25%, 10/14/2021	4,100,000	4,220,642
5.00%, 02/14/2022	5,300,000	5,544,355
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.75%, 1.01% (A), 02/23/2023	3,500,000	3,511,333
3.75%, 05/22/2025	10,700,000	11,892,008

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Nomura Holdings, Inc.
2.68%, 07/16/2030	$ 4,200,000	$ 4,335,602
UBS Group AG
4.13%, 09/24/2025 (B)	2,200,000	2,505,981
4.25%, 03/23/2028 (B)	4,900,000	5,684,978

		88,684,654

Chemicals - 0.5%
Nutrition & Biosciences, Inc.
1.23%, 10/01/2025 (B)	5,400,000	5,386,475
Syngenta Finance NV
4.44%, 04/24/2023 (B)	5,000,000	5,280,704

		10,667,179

Communications Equipment - 0.2%
Motorola Solutions, Inc.
2.30%, 11/15/2030	5,500,000	5,459,958

Construction & Engineering - 0.0% (I)
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	589,001	527,156
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (J)	3,744,391	383,800
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 10/30/2020 (B) (G)	500,930	751

		911,707

Consumer Finance - 4.1%
Capital One Financial Corp.
4.25%, 04/30/2025 (K)	6,000,000	6,806,960
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	8,000,000	8,248,080
3.35%, 05/04/2021 (B)	6,800,000	6,908,493
3.40%, 02/22/2022 (B)	8,000,000	8,282,461
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.37%, Zero Coupon (A), 12/01/2021, MTN	EUR 800,000	902,126
3.20%, 01/15/2021	$ 6,500,000	6,486,269
5.75%, 02/01/2021	6,500,000	6,540,625
General Motors Financial Co., Inc.
3-Month EURIBOR + 0.55%, 0.06% (A), 03/26/2022, MTN (D)	EUR 1,900,000	2,200,593
3-Month LIBOR + 0.85%, 1.12% (A), 04/09/2021	$ 4,100,000	4,098,051
4.20%, 11/06/2021	6,400,000	6,605,726
Nissan Motor Acceptance Corp.
2.60%, 09/28/2022, MTN (D)	6,130,000	6,191,687
OneMain Finance Corp.
6.88%, 03/15/2025	5,600,000	6,214,180
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.77%, 1.02% (A), 11/13/2020 (B)	6,700,000	6,704,333
3-Month LIBOR + 0.86%, 1.08% (A), 09/24/2021 (B)	5,400,000	5,420,389
3.35%, 05/13/2025 (B)	6,500,000	7,097,649

		88,707,622

Diversified Financial Services - 1.5%
Aircastle, Ltd.
5.13%, 03/15/2021	2,400,000	2,435,068
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	3,900,000	3,859,555
GE Capital Funding LLC
3.45%, 05/15/2025 (B)	5,200,000	5,581,210
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.25%, 09/07/2021, MTN (D)	4,100,000	4,152,110

Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
NTT Finance Corp.
1.90%, 07/21/2021, MTN (D)	$ 3,400,000	$ 3,440,798
Tayarra, Ltd.
3.63%, 02/15/2022	1,765,890	1,804,217
Washington Prime Group, LP
6.45%, 08/15/2024 (K)	22,800,000	11,571,000

		32,843,958

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	6,600,000	6,601,311
2.75%, 06/01/2031	6,500,000	6,857,877
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	5,100,000	5,491,569

		18,950,757

Electric Utilities - 3.1%
Alabama Power Co.
1.45%, 09/15/2030	2,400,000	2,416,552
Duke Energy Corp.
3.05%, 08/15/2022	7,060,000	7,342,580
Edison International
3.55%, 11/15/2024	3,900,000	4,111,818
Emera US Finance, LP
2.70%, 06/15/2021	1,214,000	1,230,738
Enel Finance International NV
4.25%, 09/14/2023 (B)	1,746,000	1,910,937
Evergy, Inc.
2.45%, 09/15/2024	1,500,000	1,587,882
FirstEnergy Corp.
3.90%, 07/15/2027	3,100,000	3,408,324
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	3,649,984
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,215,115
NextEra Energy Capital Holdings, Inc.
1.95%, 09/01/2022	6,700,000	6,900,286
2.20%, 12/02/2026, MTN	AUD 7,700,000	5,644,949
3.20%, 02/25/2022	$ 6,700,000	6,955,983
Pacific Gas & Electric Co.
1.75%, 06/16/2022	4,300,000	4,305,167
3.15%, 01/01/2026 (K)	5,100,000	5,233,340
3.30%, 12/01/2027 (L)	300,000	308,064
3.40%, 08/15/2024 (L)	2,000,000	2,090,267
3.45%, 07/01/2025	1,800,000	1,895,838
3.50%, 06/15/2025 (L)	1,000,000	1,052,174
4.25%, 08/01/2023 (L)	1,700,000	1,811,010

		67,071,008

Entertainment - 0.3%
Walt Disney Co.
3.60%, 01/13/2051	5,600,000	6,310,680

Equity Real Estate Investment Trusts - 4.0%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	1,300,000	1,466,916
4.30%, 01/15/2026	4,100,000	4,737,497
American Tower Corp.
2.40%, 03/15/2025	5,100,000	5,389,808
3.38%, 05/15/2024	7,800,000	8,445,107
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	5,500,000	6,094,371
Boston Properties, LP
3.40%, 06/21/2029	6,500,000	7,071,765
Brandywine Operating Partnership, LP
3.95%, 11/15/2027	2,500,000	2,594,884

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
CBL & Associates, LP
5.95%, 12/15/2026	$ 7,100,000	$ 2,662,500
Crown Castle International Corp.
5.25%, 01/15/2023	4,000,000	4,403,352
Digital Realty Trust, LP
3.70%, 08/15/2027	1,600,000	1,798,247
Federal Realty Investment Trust
3.50%, 06/01/2030	2,100,000	2,272,094
Hudson Pacific Properties, LP
4.65%, 04/01/2029	1,200,000	1,370,025
Kimco Realty Corp.
1.90%, 03/01/2028	5,500,000	5,430,162
MPT Operating Partnership, LP / MPT Finance Corp.
2.55%, 12/05/2023	GBP 1,000,000	1,287,206
Piedmont Operating Partnership, LP
3.15%, 08/15/2030	$ 5,500,000	5,387,940
Sabra Health Care, LP
3.90%, 10/15/2029	900,000	876,725
Service Properties Trust
4.25%, 02/15/2021	116,000	115,710
4.35%, 10/01/2024	6,500,000	5,882,500
Simon Property Group, LP
2.00%, 09/13/2024	6,800,000	7,009,697
Unibail-Rodamco-Westfield SE
1.00%, 03/14/2025, MTN (D) (K)	EUR 4,900,000	5,878,460
Welltower, Inc.
4.25%, 04/15/2028	$ 5,900,000	6,681,624

		86,856,590

Food Products - 0.1%
Campbell Soup Co.
3.30%, 03/15/2021	2,900,000	2,932,941

Gas Utilities - 0.7%
Boston Gas Co.
3.00%, 08/01/2029 (B)	6,150,000	6,766,982
CenterPoint Energy Resources Corp.
3.55%, 04/01/2023	6,900,000	7,390,721

		14,157,703

Health Care Providers & Services - 0.3%
CVS Health Corp.
3.50%, 07/20/2022	1,500,000	1,573,305
HCA, Inc.
5.38%, 09/01/2026	5,300,000	5,856,500
5.88%, 02/01/2029	100,000	116,500

		7,546,305

Hotels, Restaurants & Leisure - 1.2%
Choice Hotels International, Inc.
3.70%, 12/01/2029	2,400,000	2,541,336
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	6,100,000	6,313,500
Marriott International, Inc.
4.15%, 12/01/2023 (K)	7,000,000	7,400,033
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	4,000,000	4,106,880
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B) (K)	6,200,000	5,851,250

		26,212,999

Household Products - 0.3%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	5,400,000	5,561,743

Transamerica Series Trust	Page 5

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.2%
Allstate Corp.
3-Month LIBOR + 0.63%, 0.85% (A), 03/29/2023	$ 5,600,000	$ 5,643,721
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 6.00% (A), 02/12/2023 (B)	5,201,025	5,201,025
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,462,611
Great-West Lifeco US Finance, LP
0.90%, 08/12/2025 (B)	5,500,000	5,487,684
Jackson National Life Global Funding
2.38%, 09/15/2022 (B)	6,500,000	6,720,174

		25,515,215

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	1,200,000	1,211,810

IT Services - 0.3%
PayPal Holdings, Inc.
2.85%, 10/01/2029	6,700,000	7,374,241

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 1.90% (A), 02/01/2024	3,500,000	3,580,690
4.46%, 07/23/2022	3,800,000	4,023,201
Time Warner Cable LLC
4.00%, 09/01/2021	2,400,000	2,451,985

		10,055,876

Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	4,300,000	4,214,670
BP Capital Markets America, Inc.
3.79%, 02/06/2024	1,600,000	1,754,608
Chevron Corp.
2.24%, 05/11/2030	5,400,000	5,730,241
Shell International Finance BV
2.75%, 04/06/2030	5,800,000	6,342,242
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	6,500,000	6,739,311

		24,781,072

Pharmaceuticals - 1.5%
Bayer US Finance II LLC
3.50%, 06/25/2021 (B)	2,000,000	2,040,131
3.88%, 12/15/2023 (B)	13,800,000	15,068,656
4.25%, 12/15/2025 (B)	3,800,000	4,346,554
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	3,500,000	3,534,456
Teva Pharmaceutical Finance II BV
1.25%, 03/31/2023 (D)	EUR 2,800,000	3,028,175
3.25%, 04/15/2022	3,800,000	4,435,260

		32,453,232

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc.
3.46%, 09/15/2026	$ 5,524,000	6,049,437
4.11%, 09/15/2028	5,261,000	5,933,088
5.00%, 04/15/2030	5,300,000	6,251,866

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.
3.92%, 06/01/2021	$ 4,600,000	$ 4,701,812

		22,936,203

Software - 0.3%
VMware, Inc.
2.95%, 08/21/2022	7,100,000	7,392,158

Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	4,100,000	4,702,287
5.45%, 06/15/2023 (B)	6,500,000	7,126,117

		11,828,404

Tobacco - 0.9%
BAT Capital Corp.
3.56%, 08/15/2027	3,400,000	3,672,036
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	4,420,000	4,781,743
4.25%, 07/21/2025 (B)	4,900,000	5,422,639
JT International Financial Services BV
3.50%, 09/28/2023, MTN (D)	4,500,000	4,847,609

		18,724,027

Wireless Telecommunication Services - 0.3%
Sprint Corp.
7.13%, 06/15/2024	200,000	230,122
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	1,800,000	1,820,160
T-Mobile USA, Inc.
2.55%, 02/15/2031 (B) (C)	5,100,000	5,276,511

		7,326,793

Total Corporate Debt Securities (Cost $909,451,196)		923,875,441

FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
Israel - 0.3%
Israel Government International Bond
2.75%, 07/03/2030	6,400,000	7,062,720

Japan - 1.4%
Japan Bank for International Cooperation
2.88%, 07/21/2027	8,500,000	9,664,544
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,678,804
3.38%, 09/27/2023 (B)	10,500,000	11,371,291

		29,714,639

Kuwait - 0.1%
Kuwait International Government Bond
2.75%, 03/20/2022 (D)	1,300,000	1,334,484

Peru - 0.6%
Peru Government International Bond
5.94%, 02/12/2029 (D)	PEN 13,200,000	4,288,487
6.35%, 08/12/2028 (D)	9,600,000	3,216,294
6.95%, 08/12/2031 (D)	3,000,000	1,017,280
8.20%, 08/12/2026 (D)	13,000,000	4,791,502

		13,313,563

Transamerica Series Trust	Page 6

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.8%
Qatar Government International Bond
4.50%, 04/23/2028 (D)	$ 7,300,000	$ 8,723,500
5.10%, 04/23/2048 (D)	6,900,000	9,585,342

		18,308,842

Total Foreign Government Obligations (Cost $62,719,669)		69,734,248

LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 1.90% (A), 05/30/2025
	4,214,000	4,055,975

Total Loan Assignment (Cost $4,214,000)		4,055,975

MORTGAGE-BACKED SECURITIES - 9.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (B)	5,900,000	6,525,430
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
3.08% (A), 01/25/2036	76,287	70,226
Series 2005-4, Class 1A1,
2.40% (A), 08/25/2035	71,198	54,322
Series 2005-5, Class 2A1,
3.82% (A), 09/25/2035	65,022	60,410
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	18,591	18,974
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 0.60% (A), 05/25/2035	128,583	118,389
Series 2005-56, Class 5A2,
1-Month LIBOR + 0.77%, 0.92% (A), 11/25/2035	289,981	255,516
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 2.02% (A), 12/25/2035	10,865	9,837
Series 2005-76, Class 1A2,
12-MTA + 2.00%, 3.02% (A), 01/25/2036	6,158,638	5,170,437
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	3,057,671	2,955,865
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 0.69% (A), 08/25/2035	3,652,951	2,477,797
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.35% (A), 09/20/2046	1,893,159	1,654,285
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 0.35% (A), 03/20/2047	1,762,855	1,439,960
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	831,728	553,456
Series 2007-HY4, Class 1A1,
2.87% (A), 06/25/2037	888,772	773,795
American Home Mortgage Assets Trust
Series 2007-1, Class A1,
12-MTA + 0.70%, 1.72% (A), 02/25/2047	3,206,167	1,740,857

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 1.15% (A), 06/15/2035 (B)	$ 7,500,000	$ 7,156,916
Banc of America Funding Trust
Series 2005-D, Class A1,
3.68% (A), 05/25/2035	1,792,486	1,811,454
Series 2006-D, Class 5A1,
3.54% (A), 05/20/2036	152,598	134,005
Series 2006-J, Class 4A1,
4.20% (A), 01/20/2047	38,547	37,350
BCAP LLC Trust
Series 2009-RR3, Class 2A2,
3.40% (A), 05/26/2037 (B)	5,194,852	4,490,678
Series 2013-RR12, Class 1A3,
1-Month LIBOR + 0.50%, 0.68% (A), 05/26/2035 (B)	24,284	23,838
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
2.99% (A), 10/25/2035	1,423,516	1,327,760
Series 2006-6, Class 31A1,
3.41% (A), 11/25/2036	2,425,310	1,842,462
Series 2006-6, Class 32A1,
3.19% (A), 11/25/2036	521,931	339,968
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.32%, 0.47% (A), 02/25/2034	240,672	223,525
Series 2006-R1, Class 2E21,
3.41% (A), 08/25/2036	521,324	434,095
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.10% (A), 08/25/2033	202,183	198,321
Series 2003-8, Class 2A1,
4.05% (A), 01/25/2034	18,573	19,016
Series 2003-8, Class 4A1,
3.54% (A), 01/25/2034	51,085	51,944
Series 2003-9, Class 2A1,
3.89% (A), 02/25/2034	26,521	26,274
Series 2004-10, Class 22A1,
4.38% (A), 01/25/2035	58,328	56,097
Series 2006-4, Class 1A1,
3.37% (A), 10/25/2036	94,807	92,739
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.07% (A), 01/26/2036	187,782	153,640
Series 2007-R6, Class 2A1,
6.76% (A), 12/26/2046	156,485	137,083
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 1.00%, 2.07% (A), 02/15/2041 (D)	GBP 1,330,838	1,683,658
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 11A1,
3.02% (A), 08/25/2034	$ 12,828	12,481
Series 2005-HY10, Class 5A1,
3.44% (A), 02/20/2036	65,669	56,959
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	7,624,683
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 3.84% (A), 09/25/2035	94,115	97,495
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.29% (A), 09/25/2035	52,893	53,489

Transamerica Series Trust	Page 7

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	$ 5,000,000	$ 5,447,806
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
3.51% (A), 06/25/2033	148,148	144,539
CSMC Trust
Series 2008-3R, Class 1A2,
3.31% (A), 07/26/2037 (B)	680,147	559,419
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	6,500,000	7,351,471
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
2.33% (A), 08/25/2035	61,706	58,490
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.01% (A), 06/13/2045 (D)	GBP 1,449,740	1,855,079
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.09% (A), 08/25/2035	$ 20,493	17,207
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	5,991,798
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,400,000	4,634,102
Series 2016-GS3, Class WMA,
3.72% (A), 10/10/2049 (B)	2,000,000	1,672,503
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 0.49% (A), 12/25/2034	174,279	167,783
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	2,254,082	2,370,838
Series 2005-AR6, Class 2A1,
3.68% (A), 09/25/2035	80,004	81,190
Series 2006-AR1, Class 2A1,
3.78% (A), 01/25/2036	1,762	1,751
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.20%, 0.36% (A), 09/19/2046	217,796	191,070
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.11% (A), 05/25/2053 (B)	GBP 22,243,229	28,750,383
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 8,600,000	8,597,085
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 0.32% (A), 01/25/2037	4,955,446	4,514,947
Series 2006-R1, Class A3,
3.27% (A), 12/25/2035	2,639,015	2,409,139
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 0.55% (A), 03/25/2036	219,857	12,086

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	$ 5,276,898	$ 5,529,374
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,634,530
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
4.01% (A), 10/25/2037	683,044	598,778
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	322,567	320,976
RALI Trust
Series 2005-QA13, Class 2A1,
4.37% (A), 12/25/2035	1,317,734	1,177,203
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 0.95% (A), 10/25/2045	157,270	134,188
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 0.30% (A), 02/25/2047	3,254,729	1,596,726
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
4.93% (A), 01/25/2034 (B)	252,928	255,246
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	114,967	114,828
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.49% (A), 06/25/2035 (B)	260,726	242,509
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 0.49% (A), 01/25/2036 (B)	2,349,078	2,234,475
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	3,709,561	1,491,550
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	2,850	2,992
Series 2005-SA4, Class 1A21,
3.30% (A), 09/25/2035	342,739	259,583
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 0.40% (A), 06/12/2044 (D)	6,403,962	5,966,668
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 0.70% (A), 01/20/2035	367,228	348,189
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 0.92% (A), 10/20/2027	6,287	6,033
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.74% (A), 09/25/2034	33,564	33,687
Series 2004-20, Class 3A1,
3.22% (A), 01/25/2035	43,326	42,864
Series 2005-1, Class 1A1,
3.07% (A), 02/25/2035	156,344	152,674
Series 2005-17, Class 3A1,
3.24% (A), 08/25/2035	30,574	29,440
Series 2005-18, Class 3A1,
3.04% (A), 09/25/2035	747,866	601,003
Series 2006-8, Class 1A2,
3.30% (A), 09/25/2036	2,358,917	2,025,839

Transamerica Series Trust	Page 8

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 0.41% (A), 07/19/2035	$ 38,014	$ 35,817
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 0.41% (A), 07/19/2035	23,185	21,798
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 0.41% (A), 07/19/2035	57,992	56,443
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 0.43% (A), 02/25/2036	124,941	115,528
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 0.82% (A), 09/19/2032	8,141	7,914
Structured Asset Securities Corp. Trust
Series 2005-5, Class 2A2,
5.50%, 04/25/2035	1,692,671	1,646,729
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.97% (A), 07/20/2045 (B)	GBP 21,396,606	27,539,767
Series 2019-GR4A, Class A1,
3-Month LIBOR + 1.03%, 1.10% (A), 10/20/2051 (B)	11,818,158	15,286,088
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.77% (A), 09/25/2033	$ 492,170	466,781
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.29%, 0.44% (A), 10/25/2045	1,422,733	1,403,058
Series 2006-AR10, Class 1A1,
3.03% (A), 09/25/2036	469,425	441,952
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 2.00% (A), 07/25/2046	99,388	90,118
Series 2007-HY1, Class 1A1,
3.51% (A), 02/25/2037	241,849	215,259
Series 2007-HY1, Class 3A3,
3.66% (A), 02/25/2037	2,164,564	1,964,194
Series 2007-HY4, Class 2A2,
3.20% (A), 04/25/2037	2,016,880	1,811,390

Total Mortgage-Backed Securities (Cost $202,827,554)		206,696,363

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Florida - 0.3%
State Board of Administration Finance Corp., Revenue Bonds,
Series A,
1.26%, 07/01/2025	5,500,000	5,584,425

Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,205,300

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 0.0% (I)
Kentucky State Property & Building Commission, Revenue Bonds,
Series C,
4.40%, 11/01/2020	$ 600,000	$ 601,734

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.78%, 03/15/2028	3,500,000	3,530,660

Total Municipal Government Obligations (Cost $11,712,330)		11,922,119

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.3%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 2.23% (A), 09/01/2035	29,000	29,981
1-Year CMT + 2.23%, 2.96% (A), 08/01/2023	5,140	5,165
12-Month LIBOR + 1.87%, 3.25% (A), 09/01/2035	140,952	141,829
3.50%, 03/01/2048 - 08/01/2049	2,546,246	2,777,115
4.00%, 12/01/2047 - 01/01/2049	8,079,909	8,623,139
5.00%, 04/01/2023 - 06/01/2026	2,489,517	2,623,228
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.35% (A), 08/25/2022	16,463,552	303,860
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.50% (A), 12/15/2029	13,571	13,563
1-Month LIBOR + 0.40%, 0.55% (A), 06/15/2041	3,899,448	3,925,076
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.22% (A), 10/25/2044	505,891	520,334
12-MTA + 1.40%, 2.42% (A), 07/25/2044	242,196	249,202
6.50%, 07/25/2043	40,207	50,169
Federal National Mortgage Association
6-Month LIBOR + 1.61%, 2.11% (A), 08/01/2036	32,895	33,134
1-Year CMT + 1.81%, 2.18% (A), 08/01/2035	6,999	7,075
6-Month LIBOR + 1.38%, 2.26% (A), 08/01/2035	203,899	206,547
1-Year CMT + 2.04%, 2.33% (A), 09/01/2035	194,074	197,412
12-MTA + 1.20%, 2.37% (A), 06/01/2043	55,940	56,055
1-Year CMT + 2.16%, 2.53% (A), 07/01/2032	2,833	2,828
3.00%, 08/01/2049	2,674,770	2,857,521
6-Month LIBOR + 1.75%, 3.12% (A), 05/01/2035	48,884	49,444
1-Year CMT + 2.24%, 3.26% (A), 01/01/2036	2,076,763	2,188,145
12-Month LIBOR + 1.34%, 3.47% (A), 12/01/2034	3,672	3,789
3.50%, 04/01/2045 - 05/01/2049	5,601,384	6,044,173
1-Year CMT + 2.22%, 3.62% (A), 01/01/2028	10,655	10,634
1-Year CMT + 2.18%, 3.84% (A), 10/01/2035	3,321	3,337

Transamerica Series Trust	Page 9

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 12/01/2040 - 03/01/2049	$ 35,677,635	$ 38,056,337
4.50%, 07/01/2041 - 12/01/2047	7,914,320	8,599,819
5.00%, 12/01/2022 - 06/01/2037	2,616,768	2,765,912
5.50%, 01/01/2025 - 09/01/2027	48,262	51,050
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 0.61% (A), 09/25/2046	2,526,223	2,493,682
Government National Mortgage Association
1-Month LIBOR + 0.37%, 0.52% (A), 10/20/2066	208,872	208,837
1-Month LIBOR + 0.58%, 0.73% (A), 06/20/2065	4,217,187	4,236,494
1-Month LIBOR + 0.60%, 0.75% (A), 04/20/2065 - 10/20/2065	36,365,423	36,547,261
1-Month LIBOR + 0.62%, 0.77% (A), 09/20/2065	4,932,073	4,961,484
1-Month LIBOR + 0.70%, 0.85% (A), 10/20/2065	102,066	102,435
1-Month LIBOR + 0.75%, 0.90% (A), 08/20/2067	3,080,226	3,117,569
1-Month LIBOR + 0.77%, 0.92% (A), 10/20/2066	6,743,923	6,823,914
1-Month LIBOR + 0.78%, 0.93% (A), 09/20/2066	9,548,451	9,660,034
1-Month LIBOR + 0.80%, 0.95% (A), 06/20/2066	5,150,219	5,216,600
1-Month LIBOR + 0.95%, 1.10% (A), 12/20/2066	2,500,600	2,543,825
12-Month LIBOR + 0.80%, 1.25% (A), 09/20/2067	4,509,120	4,602,733
3.00%, 11/15/2049	6,037,381	6,276,470
4.00%, 10/20/2044 - 04/20/2048	9,736,010	10,460,069
4.00%, TBA (C)	4,000,000	4,224,375
4.50%, 06/20/2048	3,128,854	3,378,718
4.50%, TBA (C)	72,100,000	77,327,156
5.00%, 08/20/2048 - 10/20/2049	18,778,454	20,422,525
Uniform Mortgage-Backed Security
2.00%, TBA (C)	157,000,000	161,756,643
2.50%, TBA (C)	195,500,000	204,549,305
3.00%, TBA (C)	156,000,000	163,449,608
3.50%, TBA (C)	93,620,000	98,815,628
5.00%, TBA (C) (M) (N)	1,000,000	1,050,270
5.00%, TBA (C)	3,800,000	4,006,460

Total U.S. Government Agency Obligations (Cost $912,772,737)		916,627,968

U.S. GOVERNMENT OBLIGATIONS - 19.6%
U.S. Treasury - 19.6%
U.S. Treasury Bond
1.38%, 08/15/2050	37,100,000	36,410,172
2.75%, 08/15/2042 (K) (O)	9,600,000	12,323,625
2.75%, 11/15/2042 (O)	1,300,000	1,667,707
2.88%, 05/15/2043 (O)	13,800,000	18,051,586
2.88%, 08/15/2045 (K) (O)	11,700,000	15,404,238
3.00%, 05/15/2045 (O)	21,700,000	29,114,449
3.13%, 08/15/2044 (O)	49,900,000	68,039,429
3.38%, 05/15/2044 (O)	42,300,000	59,809,887
3.75%, 11/15/2043 (O)	5,800,000	8,631,578
4.25%, 05/15/2039 (K) (O)	2,000,000	3,072,266
4.38%, 11/15/2039 - 05/15/2040	1,800,000	2,824,032
4.50%, 08/15/2039 (O)	3,100,000	4,908,293
4.63%, 02/15/2040	1,100,000	1,773,750

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.75%, 09/30/2022 (P) (Q) (R)	$ 5,600,000	$ 5,781,125
1.75%, 06/30/2024 (K) (O)	19,500,000	20,633,438
1.88%, 07/31/2022 (O) (P) (Q)	32,500,000	33,538,476
1.88%, 08/31/2022 (O) (P) (Q) (R)	16,300,000	16,843,121
2.00%, 10/31/2022	200,000	207,773
2.25%, 10/31/2024 (O) (P) (Q) (R)	14,500,000	15,699,082
2.25%, 08/15/2027 (K) (O)	39,100,000	43,863,785
2.63%, 02/15/2029 (K) (O)	22,800,000	26,642,156

Total U.S. Government Obligations (Cost $369,865,822)		425,239,968

	Shares	Value
PREFERRED STOCK - 0.9%
Wireless Telecommunication Services - 0.9%
AT&T Mobility II LLC,
Series A, 7.00% (M) (S) (T)	696,035	18,828,956

Total Preferred Stock (Cost $18,826,297)		18,828,956

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (S)	13,321,877	13,321,877

Total Other Investment Company (Cost $13,321,877)		13,321,877

	Principal	Value
REPURCHASE AGREEMENTS - 5.0%
BofA Securities, Inc., 0.11% (S), dated 10/01/2020, to be repurchased at $37,400,114 on 10/02/2020. Collateralized by a U.S. Government Obligation, 1.13%, due 05/15/2040, and with a value of $37,961,845.	$ 37,400,000	37,400,000
Deutsche Bank Securities, Inc., 0.11% (S), dated 09/30/2020, to be repurchased at $34,200,105 on 10/01/2020. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2045, and with a value of $34,693,832.	34,200,000	34,200,000
Fixed Income Clearing Corp., 0.00% (S), dated 09/30/2020, to be repurchased at $12,777,762 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $13,033,393.	12,777,762	12,777,762
RBC Capital Markets LLC, 0.10% (S), dated 09/30/2020, to be repurchased at $24,300,068 on 10/01/2020. Collateralized by U.S. Government Obligations, 0.13% - 1.50%, due 10/31/2021 - 07/15/2023, and with a total value of $24,818,606.	24,300,000	24,300,000

Total Repurchase Agreements (Cost $108,677,762)		108,677,762

Total Investments (Cost $2,829,476,967)		2,927,005,827
Net Other Assets (Liabilities) - (35.0)%		(758,897,040)

Net Assets - 100.0%		$ 2,168,108,787

Transamerica Series Trust	Page 10

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	1.02%	11/05/2020	USD	6,600,000	$(48,469)	$(59,933)
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	1.04	10/07/2020	USD	6,600,000	(15,468)	(234)
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	1.04	12/07/2020	USD	6,300,000	(12,797)	(13,118)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	0.99	11/05/2020	USD	7,700,000	(52,937)	(36,111)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	10/07/2020	USD	6,600,000	(23,719)	(147)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	10/07/2020	USD	8,800,000	(29,219)	(311)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	12/07/2020	USD	6,300,000	(23,625)	(25,747)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	10/07/2020	USD	22,000,000	(68,750)	(1,872)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	11/05/2020	USD	6,600,000	(48,469)	(8,243)

Total								$(323,453)	$(145,716)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(323,435)	$(145,716)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (U)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020 (V)	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Boeing Co., 8.75%, 08/15/2021	1.00%	Quarterly	12/20/2020	2.67%	USD	5,900,000	$(20,363)	$8,850	$(29,213)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	1.07	USD	3,600,000	(7,295)	(87,409)	80,114
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	1.27	USD	4,500,000	(37,919)	(64,788)	26,869
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	1.42	USD	2,400,000	(40,564)	(31,214)	(9,350)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.22	EUR	6,400,000	106,466	11,483	94,983

Total							$325	$(163,078)	$163,403

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/Semi-Annually	08/22/2023	USD	45,600,000	$3,496,424	$(673)	$3,497,097
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	09/18/2026	JPY	1,360,000,000	6,751	(8,251)	15,002
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	09/18/2026	JPY	2,180,000,000	10,673	(13,226)	23,899
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	09/19/2026	JPY	818,000,000	2,776	111	2,665
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	09/19/2026	JPY	818,000,000	2,776	111	2,665
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	09/24/2026	JPY	995,000,000	(30,010)	1,168	(31,178)
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	10/22/2038	JPY	320,000,000	—	851	(851)
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	08/22/2039	JPY	1,950,000,000	801	(5,984)	6,785
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	08/22/2039	JPY	1,130,000,000	465	(3,656)	4,121
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	08/28/2039	JPY	320,000,000	116	(378)	494
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	375,000,000	(94,633)	—	(94,633)
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	375,000,000	(92,032)	—	(92,032)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/18/2026	JPY	2,180,000,000	(15,510)	(833)	(14,677)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	818,000,000	(6,213)	—	(6,213)

Transamerica Series Trust	Page 11

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Receive	0.06%	Semi-Annually	09/19/2026	JPY	818,000,000	$(6,638)	$—	$(6,638)
6-Month JPY-LIBOR	Receive	0.07	Semi-Annually	09/18/2026	JPY	1,360,000,000	(13,858)	—	(13,858)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/20/2026	JPY	409,000,000	(8,136)	—	(8,136)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/13/2026	JPY	820,000,000	(17,657)	—	(17,657)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	09/13/2026	JPY	1,640,000,000	(37,846)	—	(37,846)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	08/28/2039	JPY	320,000,000	(64,409)	—	(64,409)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	1,950,000,000	(324,200)	170,037	(494,237)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	1,130,000,000	(186,854)	25,793	(212,647)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	10,790,000,000	(1,973,856)	(353,868)	(1,619,988)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	7,010,000,000	(1,375,469)	(269,308)	(1,106,161)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(664,149)	(23,713)	(640,436)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	1,710,000,000	(417,830)	90,130	(507,960)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	7,090,000,000	2,145,554	221,295	1,924,259
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	1,040,000,000	(329,792)	(664)	(329,128)
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	1,150,000,000	(447,248)	(66,765)	(380,483)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	930,000,000	(825,940)	53,537	(879,477)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	1,904,000,000	(1,832,937)	68,999	(1,901,936)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	2,633,000,000	(2,528,286)	128,406	(2,656,692)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	470,000,000	(482,397)	1,449	(483,846)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	320,000,000	(337,715)	—	(337,715)
6-Month JPY-LIBOR	Receive	1.00	Semi-Annually	03/21/2048	JPY	110,000,000	196,202	258,675	(62,473)
12-Month GBP-SONIA	Pay	0.50	Annually	12/16/2050	GBP	29,500,000	(2,101,316)	(3,767,588)	1,666,272

Total							$(8,352,393)	$(3,494,345)	$(4,858,048)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (U)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020 (V)	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	2.76%	USD	6,400,000	$(397,680)	$(189,605)	$(208,075)

Credit Default Swap Agreements on Credit Indices – Sell Protection (U)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (W)	Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCLY	0.11%	Monthly	05/25/2046	USD 2,697,564	$(251,463)	$(548,664)	$297,201

Value
OTC Swap Agreements, at value (Liabilities)	$(649,143)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	664	12/21/2020	$92,405,781	$92,648,750	$242,969	$—
German Euro BUXL	11	12/08/2020	2,761,366	2,871,892	110,526	—
U.S. Treasury Ultra Bond	39	12/21/2020	8,703,668	8,650,688	—	(52,980)

Total					$353,495	$(52,980)

Transamerica Series Trust	Page 12

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(463)	12/31/2020	$ (58,257,559)	$ (58,352,469)	$—	$(94,910)
30-Year U.S. Treasury Bond	(16)	12/21/2020	(2,844,478)	(2,820,500)	23,978	—

Total					$23,978	$(94,910)

Total Futures Contracts					$377,473	$(147,890)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	11/17/2020	GBP	1,405,000	USD	1,841,004	$—	$(27,633)
BNP	10/02/2020	USD	1,022,060	CAD	1,334,000	20,213	—
BNP	11/17/2020	USD	5,559,901	AUD	7,745,000	11,896	—
BOA	11/17/2020	USD	7,107,134	EUR	6,008,000	56,065	—
BOA	11/17/2020	USD	1,093,016	JPY	116,586,018	—	(13,017)
BOA	03/15/2021	USD	932,573	PEN	3,341,409	6,443	—
CITI	10/02/2020	USD	122,724	BRL	687,964	229	—
CITI	10/02/2020	BRL	687,964	USD	121,964	530	—
CITI	10/02/2020	GBP	29,052,000	USD	38,397,450	—	(909,893)
CITI	11/17/2020	USD	2,214,094	GBP	1,670,000	58,699	—
DUB	03/15/2021	USD	1,468,310	PEN	5,260,955	10,144	—
GSB	10/21/2020	USD	162,737	MXN	3,476,000	5,937	—
GSB	03/10/2021	MXN	3,476,000	USD	160,147	—	(5,864)
HSBC	10/02/2020	USD	37,374,730	GBP	29,052,000	—	(112,828)
HSBC	11/03/2020	GBP	29,052,000	USD	37,380,773	113,048	—
HSBC	11/17/2020	USD	125,948,368	GBP	96,307,000	1,649,205	—
JPM	10/21/2020	MXN	3,476,000	USD	152,818	3,982	—
JPM	11/17/2020	USD	15,395,449	EUR	13,006,000	131,434	—
SCB	02/11/2021	USD	197,261	ILS	677,419	—	(973)
UBS	10/02/2020	USD	121,964	BRL	687,964	—	(530)
UBS	10/02/2020	BRL	687,964	USD	124,417	—	(1,923)
UBS	11/04/2020	USD	124,318	BRL	687,964	1,928	—
UBS	11/17/2020	USD	20,395,494	EUR	17,213,000	194,088	—

Total						$2,263,841	$(1,072,661)

INVESTMENT VALUATION:

Valuation Inputs (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$228,025,150	$—	$228,025,150
Corporate Debt Securities	—	923,875,441	—	923,875,441
Foreign Government Obligations	—	69,734,248	—	69,734,248
Loan Assignment	—	4,055,975	—	4,055,975
Mortgage-Backed Securities	—	206,696,363	—	206,696,363
Municipal Government Obligations	—	11,922,119	—	11,922,119
U.S. Government Agency Obligations	—	915,577,698	1,050,270	916,627,968
U.S. Government Obligations	—	425,239,968	—	425,239,968
Preferred Stock	—	18,828,956	—	18,828,956
Other Investment Company	13,321,877	—	—	13,321,877
Repurchase Agreements	—	108,677,762	—	108,677,762

Total Investments	$13,321,877	$2,912,633,680	$1,050,270	$2,927,005,827

Transamerica Series Trust	Page 13

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$106,466	$—	$106,466
Centrally Cleared Interest Rate Swap Agreements	—	5,862,538	—	5,862,538
Futures Contracts (AA)	377,473	—	—	377,473
Forward Foreign Currency Contracts (AA)	—	2,263,841	—	2,263,841

Total Other Financial Instruments	$377,473	$8,232,845	$—	$8,610,318

LIABILITIES
Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(145,716)	$—	$(145,716)
Centrally Cleared Credit Default Swap Agreements	—	(106,141)	—	(106,141)
Centrally Cleared Interest Rate Swap Agreements	—	(14,214,931)	—	(14,214,931)
Over-the-Counter Credit Default Swap Agreements	—	(649,143)	—	(649,143)
Futures Contracts (AA)	(147,890)	—	—	(147,890)
Forward Foreign Currency Contracts (AA)	—	(1,072,661)	—	(1,072,661)

Total Other Financial Instruments	$(147,890)	$(16,188,592)	$—	$(16,336,482)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $541,385,180, representing 25.0% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2020, the total value of Regulation S securities is $101,161,508, representing 4.7% of the Portfolio’s net assets.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2020, the total value of such securities is $365,805, representing less than 0.1% of the Portfolio’s net assets.
(F)	Non-income producing security.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2020; the maturity date disclosed is the ultimate maturity date.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	All or a portion of the securities are on loan. The total value of all securities on loan is $99,252,066, collateralized by cash collateral of $13,321,877 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $87,991,249. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(L)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2020, the total value of such securities is $5,261,515, representing 0.2% of the Portfolio’s net assets.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2020, the total value of securities is $19,879,226, representing 0.9% of the Portfolio’s net assets.
(N)	Security is Level 3 of the fair value hierarchy.
(O)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended September 30, 2020 was $963,182 at a weighted average interest rate of 0.43%.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $14,349,939.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,387,187.
(R)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $1,792,043.
(S)	Rates disclosed reflect the yields at September 30, 2020.
(T)	Restricted security. At September 30, 2020, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Preferred Stock	AT&T Mobility II LLC Series A, 7.00%, 10/20/2022	09/24/2020	$18,826,297	$18,828,956	0.9%

Transamerica Series Trust	Page 14

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(U)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(V)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(W)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(X)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Y)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Z)	Level 3 securities were not considered significant to the Portfolio.
(AA)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 15

Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 17